Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	50 years
Intangible assets, gross	$ 3,856,952	$ 4,078,876
Less: accumulated depreciation	(686,236)	(644,269)
Intangible assets, net	$ 3,170,716	3,434,607
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	50 years
Intangible assets, gross	$ 3,851,071	4,072,656
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful life	1 year
Intangible assets, gross	$ 5,881	$ 6,220